Equity-Based Compensation	12 Months Ended
Dec. 31, 2011
Equity-Based Compensation [Abstract]
Equity-Based Compensation
14.	Equity-Based Compensation

Total compensation cost for equity-based arrangements was as follows:

	Year Ended December 31,
	2011	2010	2009
	(Millions)
Performance Units	$4.2	$1.2	$1.2
Phantom Units	0.2	0.2	0.4
Restricted Phantom Units	2.2	1.4	0.6

Total compensation cost	$6.6	$2.8	$2.2

On November 28, 2005, the board of directors of our General Partner adopted a long-term incentive plan, or LTIP, for employees, consultants and directors of our General Partner and its affiliates who perform services for us. The LTIP provides for the grant of limited partner units, or LPUs, phantom units, unit options and substitute awards, and, with respect to unit options and phantom units, the grant of dividend equivalent rights, or DERs. Subject to adjustment for certain events, an aggregate of 850,000 LPUs may be delivered pursuant to awards under the LTIP. Awards that are canceled or forfeited, or are withheld to satisfy the General Partner's tax withholding obligations, are available for delivery pursuant to other awards. The LTIP is administered by the compensation committee of the General Partner's board of directors. All awards are subject to cliff vesting, with the exception of the Phantom Units issued to directors in conjunction with our initial public offering, which are subject to graded vesting provisions.

Prior to February 18, 2011, substantially all equity-based awards were accounted for as liability awards. Effective February 18, 2011, the Modification Date, we have the intent and ability to settle certain awards within our control in units and therefore modified the accounting for these awards. We now classify them as equity awards based on their re-measured fair value. The fair value was determined based on the closing price of our common units on the Modification Date. Such modification resulted in a reclassification of $1.9 million from share-based compensation liability to additional paid-in capital on the Modification Date. Compensation expense on unvested equity awards as of the Modification Date will be recognized ratably over each remaining vesting period.

We will continue to account for other awards, which are subject to settlement in cash, as liability awards. Compensation expense on these awards is recognized ratably over each vesting period, and will be re-measured each reporting period for all awards outstanding until the units are vested. The fair value of all liability awards is determined based on the closing price of our common units at each measurement date.

The reclassification of the affected awards does not impact our accounting for dividend equivalent rights as these instruments will continue to be settled in cash and therefore retain their share-based compensation liability classification.

Performance Units — We have awarded phantom LPUs, or Performance Units, pursuant to the LTIP to certain employees. Performance Units generally vest in their entirety at the end of a three year performance period. The number of Performance Units that will ultimately vest range, in value from 0% to 200% of the outstanding Performance Units, depending on the achievement of specified performance targets over three year performance periods. The final performance payout is determined by the compensation committee of the board of directors of our General Partner. The DERs are paid in cash at the end of the performance period. Of the remaining Performance Units outstanding at December 31, 2011, 11,641 units are expected to vest on December 31, 2012 and 7,406 units are expected to vest on December 31, 2013.

At December 31, 2011, there was approximately $0.4 million of unrecognized compensation expense related to the Performance Units that is expected to be recognized over a weighted-average period of 2 years. The following table presents information related to the Performance Units:

	Units	Grant Date Weighted- Average Price per Unit	Measurement Date Price per Unit
Outstanding at January 1, 2009	52,020	$34.23
Granted	52,450	$10.05
Vested	(37,330)	$34.51

Outstanding at December 31, 2009	67,140	$15.18
Granted	16,630	$31.80
Vested	(14,215)	$33.44
Forfeited	(2,205)	$15.61

Outstanding at December 31, 2010	67,350	$15.42
Granted	10,580	$41.80
Vested (a)	(50,720)	$10.05
Forfeited	—	$—

Outstanding at December 31, 2011	27,210	$35.69	$47.47

Expected to vest (b)	19,047	$35.69	$47.47

(a)	The units vested at 199%.

(b)	Based on our December 31, 2011 estimated achievement of specified performance targets, the performance estimate for units granted in 2011 is 100%, and for units granted in 2010 is 100%. The estimated forfeiture rate for units granted in 2011 is 30% and for units granted in 2010 is 30%.

The estimate of Performance Units that are expected to vest is based on highly subjective assumptions that could potentially change over time, including the expected forfeiture rate and achievement of performance targets. Therefore, the amount of unrecognized compensation expense noted above does not necessarily represent the value that will ultimately be realized in our consolidated statements of operations.

The following table presents the fair value of units vested and the unit-based liabilities paid for unit based awards related to Performance Units, including the related DERs:

	Year Ended December 31,
	2011	2010 (a)	2009
	(Millions)
Fair value of units vested	$5.3	$—	$1.1
Unit-based liabilities paid	$—	$0.8	$0.3

(a)	The liabilities paid in 2010 relate to 22,860 units and DERs that vested in 2009. The remaining units that vested in 2009 were paid in 2009.

Phantom Units — In conjunction with our initial public offering, in January 2006 our General Partner's board of directors awarded phantom LPUs, or Phantom Units, to key employees, and to directors who are not officers or employees of affiliates of the General Partner.

In 2011, we granted 4,000 Phantom Units, pursuant to the LTIP, to directors who are not officers or employees of affiliates of the General Partner as part of their annual director fees for 2011. All of these units vested in 2011and were settled in units.

In 2010, we granted 5,200 Phantom Units, pursuant to the LTIP, to directors who are not officers or employees of affiliates of the General Partner as part of their annual director fees for 2010. All of these units vested in 2010 and were settled in units.

In 2009, we granted 16,000 Phantom Units, pursuant to the LTIP, to directors who are not officers or employees of affiliates of the General Partner as part of their annual director fees for 2009. All of these units vested during 2009 and were settled in cash.

The DERs are paid in cash quarterly in arrears.

The following table presents information related to the Phantom Units:

	Units	Grant Date Weighted- Average Price per Unit	Measurement Date Price per Unit
Outstanding at January 1, 2009	13,698	$24.05
Granted	16,000	$10.05
Vested	(29,698)	$16.51

Outstanding at December 31, 2009	—	$—
Granted	5,200	$24.05
Vested	(5,200)	$31.80

Outstanding at December 31, 2010	—	$—
Granted	4,000	$41.80
Vested	(4,000)	$41.80

Outstanding at December 31, 2011	—	$—	$—

The following table presents the fair value of units vested and the unit-based liabilities paid for unit based awards related to Phantom Units:

	Year Ended December 31,
	2011(a)	2010	2009
	(Millions)
Fair value of units vested	$0.2	$0.2	$0.5
Unit-based liabilities paid	$—	$—	$0.5

(a)	We issued 4,000 units in September 2011 related to these Phantom Units.

Restricted Phantom Units — Our General Partner's board of directors awarded restricted phantom LPUs, or RPUs, to key employees under the LTIP. Of the remaining RPUs outstanding at December 31, 2011, 6,125 units are expected to vest on December 31, 2012 and 8,215 units are expected to vest on December 31, 2013. The DERs are paid in cash quarterly in arrears.

At December 31, 2011, there was approximately $0.2 million of unrecognized compensation expense related to the RPUs that is expected to be recognized over a weighted-average period of 1 year. The following table presents information related to the RPUs:

	Units	Grant Date Weighted- Average Price per Unit	Measurement Date Price per Unit
Outstanding at January 1, 2009	14,690	$33.52
Granted	52,450	$10.05

Outstanding at December 31, 2009	67,140	$15.18
Granted	16,630	$31.80
Vested	(14,215)	$33.44
Forfeited	(2,205)	$15.61

Outstanding at December 31, 2010	67,350	$15.42
Granted	10,580	$41.80
Vested	(58,600)	$12.97
Forfeited	—	$—

Outstanding at December 31, 2011	19,330	$37.27	$47.47

Expected to vest	14,340	$37.53	$47.47

The following table presents the fair value of units vested and the unit-based liabilities paid for unit based awards related to Restricted Phantom Units:

	Year Ended December 31,
	2011 (a)	2010
	(Millions)
Fair value of units vested	$2.5	$0.5
Unit-based liabilities paid	$0.6	$—

(a)	$0.6 million of the liabilities paid in 2011 relate to the 14,215 units and DERs that vested in 2010.

The estimate of RPUs that are expected to vest is based on highly subjective assumptions that could potentially change over time, including the expected forfeiture rate, which was estimated at 22% for units granted in 2011, 30% for units granted in 2010 and 21% for units granted in 2009. Therefore, the amount of unrecognized compensation expense noted above does not necessarily represent the value that will ultimately be realized in our consolidated statements of operations.